August 23, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brinker Capital Destinations Trust Post-Effective Amendment No. 18 (File No. 333-214364) and Amendment No. 21 (File No. 811-23207) to Registration Statement on Form N-1A

Dear Ladies and Gentlemen:

On behalf of our client, Brinker Capital Destinations Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 18 and, under the Investment Company Act of 1940, as amended, Amendment No. 21 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of relaunching a series of the Trust, the Destinations Real Assets Fund.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius llp

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001